Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,124,133	$ 1,950,356	$ 1,723,366
Investments in joint ventures (accounted for using the equity method)	65,830	53,724	42,394
Total property, plant and equipment and joint ventures accounted for using the equity method	2,189,963	2,004,080	1,765,760
Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,972,451	856,172	898,396
Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	150,971	123,962	119,836
Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	711	487	928
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,909,819	2,546,361	2,148,802
Total property, plant and equipment and joint ventures accounted for using the equity method	2,975,649	2,600,085	2,191,196
Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,756,584	1,450,837	1,322,698
Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	150,971	123,962	119,836
Cost | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,264	1,827	2,062
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(785,686)	(596,005)	(425,436)
Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(784,133)	(594,665)	(424,302)
Accumulated depreciation and depletion | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,553)	(1,340)	(1,134)
Fekola, Mali | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,059,307	0
Fekola, Mali | Mine under construction (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	908,855	631,524
Fekola, Mali | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,094,784	0
Fekola, Mali | Cost | Mine under construction (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	908,855	631,524
Fekola, Mali | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(35,477)	0
Otjikoto Mine, Namibia | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	363,916	385,680	395,781
Otjikoto Mine, Namibia | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	527,069	481,378	437,591
Otjikoto Mine, Namibia | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(163,153)	(95,698)	(41,810)
Masbate Mine, Philippines | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	431,797	352,233	346,447
Masbate Mine, Philippines | Undeveloped mineral interests
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	60,880	72,682
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	625,722	517,457	472,021
Masbate Mine, Philippines | Cost | Undeveloped mineral interests
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	60,880	72,682
Masbate Mine, Philippines | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(193,925)	(165,224)	(125,574)
Masbate Mine, Philippines | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	625,722	517,457
Masbate Mine, Philippines | Cost, net of impairment | Undeveloped mineral interests
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	60,880
Libertad Mine, Nicaragua | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	71,813	74,328	102,574
Libertad Mine, Nicaragua | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	335,651	300,816	272,295
Libertad Mine, Nicaragua | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(263,838)	(226,488)	(169,721)
Libertad Mine, Nicaragua | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	335,651	300,816
Limon Mine, Nicaragua | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,618	43,931	53,594
Limon Mine, Nicaragua | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	173,358	151,186	140,791
Limon Mine, Nicaragua | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(127,740)	(107,255)	(87,197)
Limon Mine, Nicaragua | Cost, net of impairment | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	173,358	151,186
Kiaka, Burkina Faso | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	69,989	64,907	61,527
Kiaka, Burkina Faso | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	69,989	64,907	61,527
Mocoa, Colombia | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29,041	29,004	28,717
Mocoa, Colombia | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	29,041	29,004	28,717
Fekola Regional | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,211	9,326	4,212
Fekola Regional | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,211	9,326	4,212
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,603	4,819	1,812
Toega, Burkina Faso | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,603	4,819	1,812
Ondundu, Namibia | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,246	2,130	558
Ondundu, Namibia | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,246	2,130	558
Other | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,881	13,776	11,758
Other | Cost | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,881	13,776	11,758
Gramalote, Colombia, net of impairment
Disclosure of detailed information about property, plant and equipment [line items]
Investments in joint ventures (accounted for using the equity method)	$ 65,830	$ 53,724	$ 41,193